Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	£ 100	£ 875
Interest payable	573	524
Borrowings	39,730	43,139
Borrowings subject to fair value hedges, Increase in amortised cost	(110)	(355)
Undrawn committed borrowing facilities	7,923	7,828
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,324	4,413
Undrawn committed borrowing facilities	5,077	4,828
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,319	4,253
Undrawn committed borrowing facilities	154	0
2025 and thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,558	4,406
Undrawn committed borrowing facilities	154	150
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,947	3,013
Undrawn committed borrowing facilities	2,538	350
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,410	4,077
Undrawn committed borrowing facilities	0	2,500
Property, Plant and Equipment, Inventory and Receivables
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	0	9
At Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	36,000	37,170
At Fair Value | Quoted Market Prices | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	35,083	35,440
At Fair Value | Discounted Cash Flow | Level 3
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	917	1,730
Borrowings subject to fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,935	9,223
Bilateral facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	100	875
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Increase in lease liabilities	168	218
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Increase in current investments held at fair value	£ (49)	£ (22)